Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Compass Minerals International, Inc. 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General: The Plan is a contributory, defined contribution plan covering eligible U.S. employees of Compass Minerals International, Inc. (the “Company” or “Compass Minerals”) and its participating subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

On June 3, 2024 total assets of $180,501 were transferred into the Plan as a result of the acquisition of Fortress North America, LLC. The amounts transferred are included in the year December 31, 2024 balances in the Statement of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.

Contributions: Participants are allowed to contribute, on either a pre-tax or after-tax (Roth) basis, a percentage of their eligible compensation, as defined by the Plan, up to the lesser of 75% of their eligible compensation or the annual limit allowed by the Internal Revenue Code, as amended (the “Code”) – $23,500 in year ended December 31, 2025 and $23,000 in year ended December 31, 2024. Participants who are age fifty or older, and who contribute the maximum federal limit, are eligible to make an additional “catch-up contribution.” The maximum catch-up contribution was $7,500 in both years ended December 31, 2025 and December 31, 2024. Effective 2025, participants who are ages 60 - 63, and who contribute the maximum federal limit, are eligible to make an additional “super catch-up contribution”. The maximum super catch-up contribution was $11,250 for the year ended December 31, 2025. Participants may also elect to contribute to the Plan on an after-tax (non-Roth) basis. Participants may contribute from a minimum of 1% to a maximum of 100% of their eligible compensation on an after-tax basis, subject to the maximum allowed by Code rules. Newly-hired participants are automatically enrolled in the Plan at an initial, pre-tax contribution amount of 6% of their eligible compensation. Participants may terminate or change their contributions at any time subsequent to this automatic enrollment. The Plan includes an automatic escalation feature under which Participants who remain automatically enrolled and have a deferral rate greater than zero will have their pre-tax deferral contribution increased by 1% annually, beginning each April 1, until the deferral rate reaches 10%, unless the Participant opts out of automatic enrollment or elects a different deferral percentage.

The Company contributes a non-discretionary matching contribution of 100% of a participant’s contribution on up to 6% of eligible compensation. Effective January 1, 2026, the Company will contribute a non-discretionary matching contribution of 100% of a participant’s contributions on up to 3% of eligible compensation and 50% of a participant’s contributions on 4%–6% of eligible compensation. The Company may also make discretionary profit-sharing contributions to the Plan at the discretion of the Company’s Board of Directors. Participants must be employed on the last day of the Plan year to be eligible for discretionary profit-sharing contributions, except in the case of a participant’s death, disability or retirement, as defined by the Plan. For the years ended December 31, 2025 and December 31, 2024, there were no discretionary profit-sharing contributions to the Plan. In addition, the Company may designate a qualified non-elective contribution to be allocated to non-highly compensated employees to maintain compliance with the Code’s non-discrimination tests. No allowance for credit losses has been recorded as of December 31, 2025 or December 31, 2024.

The Plan also allows participants to roll over part or all of an eligible distribution received by the participant from another qualified plan.

Participant accounts: Each participant’s account is credited with the participant’s contribution, the Company’s non-discretionary matching contribution, rollover contributions, allocation of the Company’s discretionary profit-sharing contribution, allocated qualified non-elective contribution (if applicable) and Plan earnings or losses. Allocations of discretionary profit-sharing and qualified non-elective contributions are based on earnings or account balances as defined by the Plan. A participant is entitled to receive only the vested portion of their account balance at the time of a distributable event. There were no discretionary profit-sharing contribution made during the years ended December 31, 2025 and December 31, 2024.
Eligibility: All U.S. employees of the Company and its participating subsidiaries are eligible to participate in the Plan after 30 days of service, with the exception of employees who are citizens of Puerto Rico, certain non-resident aliens, leased employees, student interns and independent contractors, who are excluded from eligibility pursuant to the provisions of the Plan. Further, employees covered by a collective bargaining agreement are eligible only to the extent participation in the Plan is part of the negotiated collective bargaining agreement.

Participant investment options: Each participant is responsible for directing the investment of his or her existing account balances and all future contributions made on his or her behalf among the designated investment alternatives, including shares of Compass Minerals common stock. Participants may change their investment options at any time throughout the year. However, participants who are subject to trading window restrictions for transactions in Compass Minerals common stock may not have the ability to change their investment in Compass Minerals common stock during specified periods.

Vesting: All participants are immediately vested in the portion of their Plan account related to participant contributions, rollover deposits. Participants hired before January 1, 2018, were immediately vested for non-discretionary Company matching contributions, while those hired on or after January 1, 2018, require a two-year vesting period. During participants’ first five years of employment, participants vest in the Company discretionary profit-sharing contributions, and any earnings or losses thereon, at a rate of 20% each year beginning on the participant’s first anniversary of employment. Effective January 1, 2026, all participants are immediately vested in non‑discretionary Company matching contributions. In addition, the Company may designate a qualified non-elective contribution to be allocated to non-highly compensated employees to maintain compliance with the Code’s non-discrimination tests. No allowance for credit losses has been recorded as of December 31, 2025 or December 31, 2024.

Forfeitures: Forfeitures of terminated participants’ non-vested Company contributions are used to pay Plan administrative expenses and reduce employer contributions. The Plan used forfeitures of $617,613 to reduce employer contributions, of which $466,539 related to employer matching contribution offsets and $151,074 related to the 2024 true-up contribution funded in 2025. During the year ended December 31, 2024, the Plan used forfeitures of $109,696 to reduce employer contributions. The Plan used forfeitures of $158,103 and $84,247 to pay Plan administrative expenses for the years ended December 31, 2025 and December 31, 2024, respectively. The forfeiture balance of $99,847 and $501,344 as of December 31, 2025 and December 31, 2024, respectively, are included in investments at fair value on the statements of net assets available for benefits and are available to apply to future Plan administrative expenses or employer contributions.

Participant loans: Participants are able to borrow from their fund accounts a minimum of $1,000 and up to a maximum amount equal to the lesser of $50,000 (which may be reduced if the participant has Plan loans outstanding) or 50% of their vested account balance. The loans are for terms of one to five years for general purpose loans and one to ten years for residential loans. The loans must be adequately secured by the vested account balance and bear interest at a rate commensurate with local prevailing rates. Interest rates on outstanding loans as of December 31, 2025, ranged from 4.25% to 9.50%. Principal and interest are paid ratably through after-tax payroll deductions with maturity dates ranging through 2033.

Payment of benefits: Upon disability, retirement or other termination of service, participants, or their designated beneficiaries in case of death, are eligible to request a distribution of their vested account balance. If a participant’s vested account balance exceeds $5,000, a participant or designated beneficiary may elect to receive a lump sum payment or defer distributions to a later date. Vested account balances of less than $5,000 but greater than $1,000 will be rolled-over into an investment retirement account while vested account balances of $1,000 or less will be distributed in one lump sum payment, unless the participant or designated beneficiary elects otherwise. Withdrawals other than for disability, retirement or other termination of service are also permitted under certain circumstances provided by the Plan. Distributions are made in accordance with Plan provisions in the form of lump sum distributions or installment distributions. An annuity form of payment is also available to certain participants.

Administrative expenses: Certain administrative functions are performed by officers or employees of the Company or its subsidiaries. No such officer or employee receives compensation from the Plan. Expenses incurred in the administration of the Plan, which consist primarily of trustee and record keeping fees, may be paid from Plan assets and, therefore, deducted from participant accounts, may be paid from forfeitures of non-vested Company contributions to the Plan or may be paid by the Company, in its discretion, on behalf of participants.